Lease liability (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Charge related to fair value of liability			$ 1,800,000
Activity related to lease liability [Abstract]
Balance at December 31, 2012	1,060,000	1,682,000	0
Initial fair value			1,824,000
Charges utilized	(175,000)	(787,000)	(238,000)
Additional charges to operations	30,000	165,000	96,000
Balance at March 31, 2013	915,000	1,060,000	1,682,000
Less current portion	(440,000)	(536,000)	(739,000)
Lease liability	475,000	524,000	943,000
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2012	678,000	828,000	0
Initial fair value			933,000
Charges utilized	(62,000)	(239,000)	(193,000)
Additional charges to operations	20,000	89,000	88,000
Balance at March 31, 2013	636,000	678,000	828,000
Less current portion	(235,000)	(233,000)
Lease liability	401,000	445,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2012	382,000	854,000	0
Initial fair value			891,000
Charges utilized	(113,000)	(548,000)	(45,000)
Additional charges to operations	10,000	76,000	8,000
Balance at March 31, 2013	279,000	382,000	854,000
Less current portion	(205,000)	(303,000)
Lease liability	$ 74,000	$ 79,000